Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 - COMMITMENTS AND CONTINGENCIES

A.	Israeli Innovation Authority (the “IIA”):

The Company undertook to pay royalties to the IIA in respect of grants it received from the IIA for the years 2006 through 2014 for participation in research and development costs. According to the terms of the grants, the IIA was entitled to receive royalties at the rate of 3.5% of the revenue, up to the amount of the grants received, including accumulated interest. As of the second half of 2017, new provisions to the grant agreements have entered into force, which stipulate that small companies (up to an annual turnover of $70,000) will pay royalties at the rate of 3%.

The liability to the IIA shown in Note 8 is calculated based on the Company’s revenue from products developed with grants from the IIA.

As of December 31, 2021, based on the second median of 2021 revenue, the Company recorded a liability for royalties in an amount of $62.

As of December 31, 2021, the Company has no open application for grants to the IIA.

Total grants received by the Company, including accumulated interest, amounts to approximately $2,527 ($2,135 net of royalties paid). The grants are linked to the exchange rate of the dollar and bears interest of LIBOR per annum.

B.	Liens:

The Company pledged a deposit in the amount of NIS 70 (approximately $20) to secure a bank guarantee issued in connection with a lease agreement. In addition, the Company pledged a deposit in the amount of $15 to secure a bank guarantee issued in connection with a credit card issued. The deposits are presented in the consolidated balance sheets as a non-current asset under “Prepaid expenses and other long-term assets”.

The Company pledged a deposit in the amount of $296 to secure a bank guarantee issued in favor of a customer agreement. The deposits are presented in the consolidated balance sheets as a non-current asset under “Prepaid expenses and other long-term assets”.

C.	Class Action:

(1)	On July 5, 2021, the Company was informed that a Motion (hereinafter: ‘the motion’) to certify a claim as a Class Action was filed against it and the members of the Board of Directors, the controlling shareholder and the investors who took part in the private placement that was approved by the general meeting on March 7, 2021 (hereinafter: ‘the investors’). The Motion to Certify was filed with the Tel Aviv District court by a shareholder of the Company, (hereinafter: the ‘Plaintiff’).

In the motion, the plaintiff claims, inter alia, that the Company made a private placement of securities to the controlling shareholder and the investors at a significant discount on the share price at that time, in which the share price did not reflect material information that was allegedly in the Company’s possession and which was also brought to the attention of the investors, and that there were alleged defects in the manner of approving the private placement at the meeting of the Company’s shareholders.

The plaintiff estimated the amount of his individual claim at a sum of approximately NIS 30,000 (USD 9,191), the amount of the class action, insofar as it will be qualified as such, at a sum of approximately NIS 163,459 (USD 50,079) for the class damages that the plaintiff claims had their shares diluted unlawfully, and at a sum of approximately NIS 234,349 (USD 71,798), for damage that was supposedly caused to the shareholders due to a sale at less than the full market price.

After a preliminary review of the motion, the Company believes that the motion is without merit and that the factual description and the data underlying the motion are incorrect and/or imprecise.

(2)	On July 29, 2021, the Company was informed that a motion to certify a claim as a Class Action was filed against it claiming that the Company’s reports filed on the TASE electronic filing site, the MAYA, and on the ISA electronic filing site, the MAGNA, are not in compliance with applicable accessibility guidelines, and therefore the Company prevents or reduces the access of people with disabilities to such reports. The claim is in the amount of NIS 5,000 (USD 1,541). As far as the Company is aware, this motion was filed against many companies that trade on the Tel Aviv Stock Exchange. On March 6, 2022, following a court hearing the court determined that the public companies will submit a joint response within 45 days.